Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$518	$(318)	$200

- Land	11,109	-	11,109
- Building acquisition	10,391		10,391
- Additions in equipment	314		314
- Depreciation for the period	-	(172)	(172)
Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the period	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659